This is what American Growth Fund has done for its investors* over the last 41 years.
$657,984** Total value on 08/31/99 with both dividends and capital gains reinvested.
*A conservative, long term growth mutual fund with income as a secondary objective.
** The figures in this brochure reflect the performance of the Fund's Class D shares. On 03/01/96, the fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares.  Shares existing prior to
3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5%
and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1%
of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance.
The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
In the forty years ended 06/30/99, the Fund's average annual total return for Class D was 10.3%, over fifteen years it was 10.0%, over ten years it was 10.7%, over five years it was 8.3%, over one year it was -5.9%. The total return figures assume the maximum sales load (5.75%). The one year returns for Class A (assume 5.75% sales load), -6.0%; Class B(includes 5% contingent deferred sales charge), -6.0% and for Class C (includes a 1% contingent deferred sales charge), -2.1%. The one year total return for Class A, B & C calculated without sales charge would be -0.27%, -1.0% and -
1.1% respectively. Performance figures (not annualized) since inception (3-1-96) for Class A
(including 5.75% sales load, 16.4%; Class B (including 4% contingent deferred sales charge),
16.3%; Class C, 20.3%. Return figures since inception (not annualized) calculated withour sales charges for Class A, 23.5%; Class B, 20.3%; Class C, 20.3%. In forty years ended 06/30/99, the
Fund's average annual total return calculated without a sales load was 10.5%, for fifteen years it was
10.4%, for ten years it was 11.4%, for five years it was 9.6%, and for the one year it was -0.20%.
Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth Street, Suite 1400, Denver, CO
80202

To Our Investors
















Dear Shareholder:

Mr. Greenspan and his policies seem to be able to keep the economy on track. As I write this letter to you the inflation rate is 2.1% and the rate of unemployment is 4.2%.
All indicators seem to show that the
economy is robust and stable. We have positioned your portfolio to take advantage of this economy.

The fund in the last year has experienced a wavering in the market. In the first six months of the year the fund took a position that led to less than expected growth. We've made some changes and I am happy to report that in the period from June 30, 1999 to September 3, 1999, our fund has substantially out-performed the Dow Jones Industrial Average. We try to include only the largest and most elite companies in your portfolio in keeping with our investment philosophy of maintaining conservative growth. Some of them are Hewlett Packard (leading manufacturer of computer products), General Electric (one of the world's largest providers of financing and insurance, as well as a leading maker of jet engines, electric utility generator and the last original member of the Dow Jones Industrials) and Texaco (leading international oil and natural gas company engaged in exploration, refining and marketing operations).

We are excited about the years ahead and are optimistic that we will continue to give you, our shareholder, rewarding performance. The stock market has been a good one for American Growth Fund, Inc. over the past 41 years and you have benefitted as a result.

My staff and I are always available to discuss your account with
you.   Our toll-free number is 800.525.2406.

American Growth Fund wishes you A Good Future!

Sincerely




Robert Brody
9/3/99

How American Growth Fund Has Its Shareowners' Money Invested



                     STATEMENT OF INVESTMENTS
                          July 31, 1999


 Market
Description of Security                                  Shares
  Value
                       COMMON STOCKS 87.08%

                 Commercial Bank Industry 17.45%

City National Corp.. . . . . . . . . . . . . . . . . . .    197,800
$          6,774,650
                                              (Owns City National
Bank, largest independent bank in southern California.)
SouthTrust Corp. . . . . . . . . . . . . . . . . . . . .    135,000
           4,961,250
                                              (The 33rd largest
bank in the U.S.)
Royal Bank of Canada . . . . . . . . . . . . . . . . . .     70,000
           3,045,000
                                              (Canada's largest
bank.)
Bank America Corp. . . . . . . . . . . . . . . . . . . .     32,624
           2,165,418
                                              (The 3rd largest bank
in the United States.)
                                                     16,946,318


              Computer & Peripherals Industry 9.20%


  Hewlett Packard Company. . . . . . . . . . . . . . . . .
73,500             7,694,531

                         (A designer and manufacturer of precision
electronic products.)

  Cisco Systems Inc.*. . . . . . . . . . . . . . . . . . .
20,000             1,242,500
                                              (The leading supplier
of high-performance internet-working products.)

                       8,937,031

                Household Products Industry 8.93%


  Procter & Gamble Company . . . . . . . . . . . . . . . .
50,000             4,525,000
                                              (#1 manufacturer of
household products in the U.S. and the world's largest advertiser.)

  Colgate Palmolive Company. . . . . . . . . . . . . . . .
84,000             4,147,500
                                              (2nd largest domestic
maker of detergents, toiletries and other household products.)


               8,672,500



 Market
Description of Security                                  Shares
  Value


              Electronic Equipment Industry 6.73%

General Electric Company . . . . . . . . . . . . . . . .     60,000
$          6,540,000
                                              (One of the largest
and most diversified industrial companies in the world.)

                       Drug Industry 5.38%

Amgen Inc. . . . . . . . . . . . . . . . . . . . . . . .     68,000
           5,227,500
                                              (Utilizes
biotechnology to develop human pharmaceutical products.)

                   Semiconductor Industry 5.22%

Intel Corp.  . . . . . . . . . . . . . . . . . . . . . .     60,000
           4,140,000
                                              (A leading
manufacturer of integrated circuits.)
Micron Technology Inc.*. . . . . . . . . . . . . . . . .     15,000
             931,875
                                              (Manufactures
semiconductor components used in the computer, telecommunications, and office automation industries.)


5,071,875

                     Aluminum Industry 4.93%

Alcoa Inc. . . . . . . . . . . . . . . . . . . . . . . .     80,000
           4,790,000
                                              (The world's largest
aluminum producer.)

             Petroleum (Integrated) Industry 4.63%

Texaco Inc.  . . . . . . . . . . . . . . . . . . . . . .     72,200
           4,498,963
                                              (A major integrated
international oil company.)



           Market
Description of Security                                      Shares
          Value

           Telecommunications Services  Industry 3.74%

AT&T Corp. . . . . . . . . . . . . . . . . . . . . . . .     70,000
$ 3,635,625
 (Operates in the global telecommunications and information
management industry.)

                     Machine Industry 3.62%

Caterpillar, Inc.. . . . . . . . . . . . . . . . . . . .     60,000
           3,517,500
 (The world's largest producer of earthmoving equipment.)

                    Insurance Industry 3.31%

Equitable Companies, Inc. (The). . . . . . . . . . . . .     50,000
           3,212,500
 (Parent holding company of the Equitable Life Assurance Society of the United States.)

               Financial Services Industry 2.75%

Citigroup Inc. . . . . . . . . . . . . . . . . . . . . .     60,000
           2,673,750
 (A diversified financial services company.)
               Precision Instrument Industry 2.14%

Eastman Kodak, Co. . . . . . . . . . . . . . . . . . . .     30,000
           2,073,750
 (The world's largest producer of photographic products.)
                Oilfield Services Industry 1.90%


  Schlumberger Limited . . . . . . . . . . . . . . . . . .
30,500             1,847,156
 (Operates in two segments: oilfield services, measurement &
systems.)





                                     . . . . . . .


                                              Market
Description of Security

    Shares/Face
                    Value


                Steel (Integrated) Industry 1.76%


  USX - U.S. Steel Group . . . . . . . . . . . . . . . . .
66,000  $          1,711,875
 (The largest U.S. steelmaker.)
                       Auto Industry 1.51%


  General Motors Corp. . . . . . . . . . . . . . . . . . .
20,000             1,218,750
 (The world's largest auto manufacturer.)

  Delphi Automotive Systems Corp.  . . . . . . . . . . . .
13,978               251,604
 (A supplier of components, integrated systems and modules to the automotive Industry.)
 . . . . . . . . . . . . . . . . . . . . . . . . . . . .
             1,470,354

           Telecommunications Equipment Industry 1.34%


  Lucent Technologies Inc. . . . . . . . . . . . . . . . .
20,000             1,301,250
 (One of the world's leading designers, developers and
manufacturers of telecommunications systems, software and
products.)


              Paper & Forest Products Industry 1.13%


  Fort James Corp. . . . . . . . . . . . . . . . . . . . .
30,000             1,095,000
 (The second largest paper goods producer in the United States.)

                Building Materials Industry 1.12%


  Ameron International  Inc.   . . . . . . . . . . . . . .
25,500             1,085,344
 (The largest supplier of high-performance marine and offshore coatings in the U.S.)







                                              Market
Description of Security

    Shares/Face
                    Value


                      Food Industry 0.29%

Fresh Del Monte Produce Inc.*  . . . . . . . . . . . . .     20,000
$            283,750
 (Produces, distributes and markets fresh produce.)

Total Common Stocks (cost $63,893,510) (87.08%). . . . . . . .
                      84,592,041

                 U.S. GOVERNMENT OBLIGATIONS 0.69%


  U.S. Treasury Bond,  6.00%, 02/15/26 . . . . . . . . . .
                 673,204


            Total U.S. Government Obligations (cost $715,812). . .
 . . . .                              673,204

                 MONEY MARKET INSTRUMENTS 10.33%

LIR Government Money Fund, (cost $10,035,189). . . . . .
    10,035,189

Total Money Market Instruments  (cost $10,035,189) . . . . . .
                      10,035,189

Total Investments, at Value  (cost $74,644,511). . . . . . . .
 98.10%               95,300,434

Cash and Receivables, Less Liabilities . . . . . . . . .      1.90%
           1,841,659


  Net Assets . . . . . . . . . . . . . . . . . . . . . . .
100.00%          $ 97,142,093

Financial Statements

     . . . . . . . . . . . . . . . . . . . . . . . . . . .
                    AMERICAN GROWTH FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 1999
ASSETS:
 Investments, at value (cost $74,644,511)-see accompanying
statement . . . . . . . .     $              95,300,434
 Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
        2,835,585
 Receivables:
                                                      Shares of
beneficial interest sold . . . . . . . . . . . . .
  15,783
                                                      Dividends. .
 . . . . . .              100,098


    Interest . . . . . .                   59,473
 Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .
       98,311,373
LIABILITIES:
 Shares of beneficial interest redeemed. . . . . . . . . . . . .
          222,855
 Investments Purchased . . . . . . . . . . . . . . . . . . . . .
          946,425

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .
  $   97,142,093
COMPOSITION OF NET ASSETS:
 Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .
  $    72,886,825
 Accumulated net realized gain from investment transactions. . . .
 . . . .                3,599,345
 Net unrealized appreciation of investments. . . . . . . . . . .
       20,655,923
 Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . .
  $   97,142,093

NET ASSET VALUE PER SHARE:
Class A Shares:
                                                      Net asset
value and redemption price per share (based on net assets
                                                      of $8,635,193
and 902,062 shares of beneficial interest outstanding) . . . . . .
 . .      $          9.57
                                                      Maximum
offering price per share (net asset value plus sales charge of
                                                      5.75% of
offering price) . . . . . . . .          $              10.15
Class B Shares:
                                                      Net asset
value, redemption price and offering price per share (based
                                                      on net assets
of $11,265,053 and 1,191,841 shares of beneficial interest
outstanding). . . . . . . .     $          9.45
Class C Shares:
                                                      Net asset
value, redemption price and offering price per share (based
                                                      on net assets
of $3,131,060 and 331,804 shares of beneficial interest
outstanding) . . . . . .      $          9.44
Class D Shares:
                                                      Net asset
value and redemption price per share (based on net assets of
                                                      $74,110,787
and 7,713,320 shares of beneficial interest outstanding) . . . . .
 . . .      $          9.61
                                                      Maximum
offering price per share (net asset value plus sales charge of

                                         5.75% of offering price)
 . . . . . . . .          $              10.20

Financial Statements


                  AMERICAN  GROWTH  FUND,  INC.
     STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 1999


     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT INCOME:
                                                      Interest . .
 . . .  $            971,881
                                                      Dividends
(net of $12,912 foreign withholding tax) . . . . . . .
    1,000,312
 Total investment income . . . . . . . . . . . . . . . . . . . .
           1,972,193
EXPENSES:
                                                      Investment
advisory fees (Note 5). . . . . . . . .                  918,554

Administration expenses (Note 5) . . . . . . . . .
 472,411
                                                      Transfer
agent, shareholder servicing and data processing fees (Note 4). .
 . . . . . . . .                  216,882
                                                      Custodian
fees (Note 4). . . . . . . . .             137,358
                                                      Professional
fees. . . . . . .                   30,450
                                                      Registration
and filing fees:
                                                           Class A
 . . . . . . . . .                    4,596
                                                           Class B
 . . . . . . . . .                    5,461
                                                           Class C
 . . . . . . . . .                    1,648
                                                           Class D
 . . . . . . . . .                   34,434
                                                      Shareholder
reports. . . . . . . . . . .              17,189
                                                      Distribution
and service fees:
                                                           Class A
 . . . . . . . . .                   28,917
                                                           Class B
 . . . . . . . . .                  142,192
                                                           Class C
 . . . . . . . . .                   44,323
                                                      Directors
fees . . . . . . . .                    4,700
                                                      Other
expenses . . . . . . . .                   64,825
 Total expenses. . . . . . . . . . . . . . . . . . . . . . . . .
                  2,123,940
                                                      Less expenses
paid indirectly (Note 4) . . . . . .            (94,209)
 Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . .
           2,029,731

Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . .
                   (57,538)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
                                                      Net realized
gain on investments . . . . . . . . .               7,359,974
                                                      Net change in
unrealized appreciation on investments . . . . . .
(4,734,232)
                                                      Net realized
and unrealized gain . . . . . . . . .               2,625,742


       Net Increase in Net Assets Resulting From Operations . . .
 . . .          $         2,568,204

Financial Statements


                    AMERICAN GROWTH FUND, INC.
               STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED JULY 31, 1999 AND 1998



                                                   1999        1998
OPERATIONS:
 Net investment income (loss). . . . . . . . . . .     $
(57,538)                $                           637,948
 Net realized gain (loss). . . . . . . . . . . . .
7,359,974                                          (3,209,919)
 Net change in unrealized depreciation . . . . . .
(4,734,232)                                         (8,201,493)
 Net increase (decrease) in net assets resulting from operations .
 . . . . . . . .            2,568,204
                       (10,773,464)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income:
 Class A . . . . . . . . . . . . . . . . . . . . .
(56,534)                                            (75,567)
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .
                                     (8,505)
                         (14,141)
 Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .
                                     (5,179)
                          (3,850)

                      Class D . . . . . . . . . . . . . . . . . .
 . . .             (474,946)
   (790,735)
 Book return of capital:



Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .
                                   (48,726)
          -



Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . .
                                   0(7,296)
          -



Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . .
                                    (4,441)
          -
                                                        Class D .
 . . . . . . . . . . . . . . . . . . . .             (409,627)
                        -
 Distributions from net realized gain:
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .
                                           -
                      (1,120,917)
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . .
                                           -
                      (1,258,568)
 Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . .
                                           -
                        (342,696)
 Class D . . . . . . . . . . . . . . . . . . . . .
    -                                         (8,796,922)
BENEFICIAL INTEREST TRANSACTIONS:
 Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
 Class A . . . . . . . . . . . . . . . . . . . . .
     (5,837,113)                               5,962,986

                      Class B . . . . . . . . . . . . . . . . . .
 . . .            (4,497,280)                     7,163,360
 Class C . . . . . . . . . . . . . . . . . . . . .
     (1,423,013)                               2,200,744
 Class D . . . . . . . . . . . . . . . . . . . . .
              (16,293,908)
                        (8,137,343)

NET ASSETS:. . . . . . . . . . . . . . . . . . . .

 Total decrease. . . . . . . . . . . . . . . . . .
              (26,498,364)
                       (15,987,113)
 Beginning of period . . . . . . . . . . . . . . .
     123,640,457                             139,627,570
 End of period (including undistributed net investment income of $0
and
                                                        $331,075
respectively). . . . . . . . . . . . . .     $
97,142,093     $    123,640,457

Financial Highlights


                             Class A
                             Year Ended July 31,

                                                            1999
    1998            1997          19966


Per Share Operating Data:
Net Asset Value, Beginning of Period . . . . . .
$9.49    $11.30                    $ 8.84              $ 9.21
Income (loss) from investment operations:
Net investment income (loss) . . . . . . .                (0.05)
  0.044            0.144             -4
Net realized and unrealized gain (loss). . . . . . .
   0.21           (0.90)          2.83               (0.37)
Total income (loss) from investment operations . . . . . .
         0.16                    (0.86)               2.97
      (0.37)
Dividends and distributions to shareholders:
Dividends from net investment income . . . . . .
(0.04)    (0.06)5                  (0.12)5                   -
Book return of capital . . . . . . . . . .                (0.04)
       -               -              -
Distributions from net realized gain . . . . . .
  -     (0.89)                   (0.39)                   -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . .                (0.08)
  (0.95)          (0.51)              -

Net Asset Value, End of Period . . . . . .                 $9.57
   $9.49          $11.30          $8.84
Total Return at Net Asset Value1 . . . . . . . .
2.0%     (7.6)%                    34.6%              (4.0)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . .
  $8,635         $14,246        $10,536              $3,838

Ratios to average net assets:
Net investment income (loss).. . . . . . .                 0.00%
   0.42%           1.28%          0.13%
Expenses2. . . . . . . . . . . . . . . . .                 1.98%
   1.77%           1.76%          2.06%

Portfolio turnover rate3 . . . . . . . . .                109.3%
  103.5%          106.2%         163.1%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period.
            Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended July 31, 1999, aggregated $115,980,505 and $159,871,400, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.

Financial Highlights



                             Class B
                             Year Ended July 31,
                                                            1999
    1998            1997          19966

Per Share Operating Data:

Net Asset Value, Beginning of Period . . . . . .
$9.37    $11.19                    $ 8.80          $9.21
Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . .                (0.13)
 (0.02)4           0.074        (0.01)4
Net realized and unrealized gain (loss). . . . . . .
   0.22           (0.90)          2.79         (0.40)
Total income (loss) from investment operations . . . . . .
         0.09                    (0.92)          2.86
(0.41)
Dividends and distributions to shareholders:
Dividends from net investment income . . . . . .
(0.01)    (0.01)5                  (0.09)5              -
Book return of capital . . . . . . . . . .                    -7
       -               -              -
Distributions from net realized gain . . . . . .
  -     (0.89)                   (0.39)
      -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . .                (0.01)
  (0.90)          (0.48)              -

Net Asset Value, End of Period . . . . . .                 $9.45
   $9.37          $11.18          $8.80

Total Return at Net Asset Value1 . . . . . . . .
0.9%     (8.2)%                    33.5%         (4.5)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . .
 $11,265         $15,533        $10,962         $3,417

Ratios to average net assets:
Net investment income (loss).. . . . . . .               (0.01)%
 (0.32)%           0.49%        (0.52)%
Expenses2. . . . . . . . . . . . . . . . .                 2.73%
   2.52%           2.46%          2.81%

Portfolio turnover rate3 . . . . . . . . .                109.3%
  103.5%          106.2%         163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period.
            Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended July 31, 1999, aggregated $115,980,505 and $159,871,400, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
7.   Less than $0.005 per share.

Financial Highlights


                             Class C

                             Year Ended July 31,
                                                            1999
    1998            1997          19966

Per Share Operating Data:
Net Asset Value, Beginning of Period . . . . . .
$9.37    $11.19                    $ 8.81              $ 9.21

Income (loss) from investment operations:
Net investment income (loss) . . . . . . .                (0.14)
(0.02)4            0.074             -4
Net realized and unrealized gain (loss). . . . . . .
   0.23         (0.90)            2.79               (0.40)
Total income (loss) from investment operations . . . . . .
         0.09                  (0.92)                 2.86
      (0.40)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . .
(0.01)    (0.01)5                  (0.09)5                   -
Book return of capital . . . . . . . . . .                (0.01)
       -               -              -
Distributions from net realized gain . . . . . .
         -        (0.89)         (0.39)                   -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . .                (0.02)
  (0.90)          (0.48)              -

Net Asset Value, End of Period . . . . . .                 $9.44
   $9.37          $11.19          $8.81

Total Return at Net Asset Value1 . . . . . . . .
0.9%     (8.2)%                    33.6%              (4.3)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . .
  $3,131          $4,498         $3,023                $367

Ratios to average net assets:
Net investment income (loss).. . . . . . .               (0.01)%
 (0.31)%           0.55%        (0.63)%
Expenses2. . . . . . . . . . . . . . . . .                 2.75%
   2.52%           2.50%          2.97%

Portfolio turnover rate3 . . . . . . . . .                109.3%
  103.5%          106.2%         163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period.
            Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended July 31, 1999, aggregated $115,980,505 and $159,871,400, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.

Financial Highlights


                             Class D


                             Year Ended July 31,
                                                 1999       1998
    1997            1996           1995

Per Share Operating Data:

Net Asset Value, Beginning of Period . . . . . .      $9.53
$11.33      $ 8.85                   $ 8.75              $ 9.34

Income from investment operations:
Net investment income. . . . . . . . . . .       0.01     0.074
   0.174           0.034           0.21
Net realized and unrealized gain (loss). . . . . . .        0.17
  (0.90)           2.82           0.39                 0.88
Total income (loss) from investment operations . . . . . .
0.18     (0.83)                    2.99                0.42
    1.09

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . .     (0.05)
(0.08)5    (0.12)5                  (0.12)5              (0.12)
Book return of capital . . . . . . . . . .     (0.05)          -
       -               -              -
Distributions from net realized gain . . . . . .                -
        (0.89)                   (0.39)              (0.20)
 (1.56)
Total dividends and distributions
to shareholders. . . . . . . . . . . . . .     (0.10)     (0.97)
  (0.51)          (0.32)         (1.68)

Net Asset Value, End of Period . . . . . .      $9.61      $9.53
  $11.33           $8.85          $8.75

Total Return at Net Asset Value1 . . . . . . . .       1.9%
(7.4)%      35.1%                     4.8%               15.2%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . .     $74,111
 $89,364        $115,106       $100,130             $90,538

Ratios to average net assets:
Net investment income. . . . . . . . . . .      0.14%      0.63%
   1.71%           0.47%          1.91%
Expenses2. . . . . . . . . . . . . . . . .      1.72%      1.54%
   1.55%           1.63%          1.45%

Portfolio turnover rate3 . . . . . . . . .     109.3%     103.5%
  106.2%          163.1%         173.0%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period.
            Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended July 31, 1999, aggregated $115,980,505 and $159,871,400, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

Notes to Financial Statements


      1.    Summary of Significant Accounting Policies
            American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B,
      Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

            Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

            Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

            Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

            Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31,
      1999, amounts have been reclassified to reflect a decrease in accumulated net investment loss of $271,627 a decrease in accumulated net realized gain from investment transactions of $246,660 and a decrease in paid-in capital of $24,967.

            Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

            Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements




      2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Year Ended July 31, 1999
    Year Ended July 31, 1998

                            Shares           Amount
    Shares
      Amount

      Class A:
      Sold                     253,536    $   2,388,808
              837,941            $   8,739,433
                                                   Dividends and
distributions reinvested            10,544
98,900                                    124,601
                                             1,193,679
      Redeemed                        (863,218)    (8,324,821)
                                      (393,818)         (3,970,124)

      Net increase (decrease)                        (599,138)
          $ (5,837,113)                                    568,724
          $   5,962,988

      Class B:
      Sold                      171,341   $   1,617,151
              843,318            $   8,810,905
                                                   Dividends and
distributions reinvested             1,577
14,680                                    129,536
                                             1,231,569
      Redeemed                        (639,257)    (6,129,111)
                                      (294,805)         (2,879,114)

      Net increase (decrease)                        (466,339)
          $ (4,497,280)                                    678,049
          $   7,163,360

      Class C:
      Sold                       72,340  $      690,740
              218,226            $   2,295,012
                                                   Dividends and
distributions reinvested               780
7,253                                     35,910
                                             341,141
      Redeemed                        (221,264)    (2,121,006)
                                       (44,447)           (435,409)

      Net increase (decrease)                        (148,144)
          $ (1,423,013)                                    209,689
          $  2,200,744

      Class D:
      Sold                      159,048   $   1,506,344
               394,322           $   4,226,052
                                                   Dividends and
distributions reinvested            85,582
805,335                                     969,644
                                             9,308,601
      Redeemed                      (1,913,434)   (18,605,587)
                                     (2,144,192)
(21,671,996)
      Net decrease                  (1,668,804)  $(16,293,908)
                                       (780,226)     $  (8,137,343)


      3.    Unrealized Gains and Losses on Investments

            The identified tax cost basis of investments at July 31, 1999 was $74,644,511. Net unrealized appreciation on investments of
      $20,655,923, based on identified tax cost as of July 31, 1999, was comprised of gross appreciation of $22,985,947 and gross depreciation of $2,330,024.
4.    Fund Expenses Paid Indirectly
            For the year ended July 31, 1999, fees for transfer agent/data processing services and custodian services totaling $28,377 and
      $65,832, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The
      Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.
5.    Underwriting, Investment Advisory Contracts and Service Fees
            Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% of such assets in

Notes to Financial Statements


            excess of $30 million. The Fund pays its own operating expenses.

            Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

            For the year ended July 31, 1999 commissions and sales charges paid by investors on the purchase of Fund shares totaled
      $181,649 of which $45,545 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund.
Sales charges advanced to broker/dealers by Sponsors on sales of the
      Fund's Class B and C shares totaled $72,264. For the year ended July 31, 1999, Sponsors received contingent deferred sales charges of $37,273 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

      The Fund paid $260,228 to Sponsors for brokerage commission on securities transactions.

            Certain officers of the Fund are also officers of Sponsors and IRC. For the year ended July 31, 1999 the Fund paid directors' fees and expenses of $4,700.

            For the year ended July 31, 1999, under an agreement with IRC, the Fund was charged $310,686 for the costs and expenses related to employees of IRC who provide administrative, clerical and accounting services to the Fund. In addition, the Fund was charged
      $76,932 by an affiliated company of IRC for the rental of office space.

6.    Federal Income Tax Matters (unaudited)

            On December 2, 1998, per share dividends from net investment income and in excess of net investment income were declared as follows: Class A: $0.08, Class B: $0.01, Class C: $0.02 and Class D: $0.10 respectively. The dividends were paid December 18,
      1998. For the Fund's year ended July 31, 1999, all ordinary income dividends have been determined to qualify for the dividends received deduction for corporate shareholders.

Independent Auditors' Report





To The Board of Directors and Shareholders of American Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc., including the statement of investments, as of July 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31,1995 were audited by other auditors, whose report dated August 18, 1995 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.




KPMG  LLP
Denver, Colorado
August 27, 1999

TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: KPMG LLP, 707 Seventeenth Street, Suite 2300, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

AMERICAN GROWTH FUND, INC. BOARD OF ADVISORS:
William D. Farr
      President and Director of Farr Farms Co.
      Chairman of the Board of Northern Colorado Water Conservancy

      Past President of the National Cattleman's Association
      Board Member of the Greeley Water Board

OFFICERS AND DIRECTORS                   INVESTMENT ADVISOR
Robert Brody              President and Director        Investment
Research Corporation
Timothy E. Taggart        Exectutive Vice President     110
Sixteenth Street, Suite 1400
D. Leann Baird       Secretary           Denver, CO 80202
Michael J. Baum      Director            OFFICERS AND DIRECTORS
Eddie R. Bush             Director            Robert Brody
President, Treasurer, and Director
Harold Rosen              Director            Timothy E. Taggart
    Executive Vice President and Director
                                    D. Leann Baird      Secretary
and Director